Condensed Financial Information of the Parent Company (Details) - Schedule of statements of income and comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Statements of Income and Comprehensive Income [Abstract]
(LOSS) INCOME FROM SUBSIDIARIES	$ (771,483)	$ 2,308,626	$ 339,968
NET (LOSS) INCOME	(771,483)	2,308,626	339,968
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(203,486)	39,076	25,897
COMPREHENSIVE (LOSS) INCOME	$ (974,969)	$ 2,347,702	$ 365,865